CASH, CASH EQUIVALENT, AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
CASH, CASH EQUIVALENT, AND RESTRICTED CASH

NOTE 5 - CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	12/31/2019	12/31/2018
a) Cash and Cash Equivalents
Cash and Banks	183,917	194,968
Financial Investments	151,390	388,384
	335,307	583,352
b) Restricted cash
Marketing - Itaipu	1,356,513	836,872
Marketing - PROINFA	1,553,049	553,105
PROCEL	188,004	108,782
Collateral Account - SPEs	100,000	—
Resources of RGR	29,970	61,329
	3,227,536	1,560,088

	3,562,843	2,143,440

a) Financial investments are of immediate liquidity, substantially with CDI/SELIC remuneration.

Balances considered as cash equivalents are short-term, immediately liquid investments readily convertible into a known amount of cash, subject to insignificant risk of change in value and held to meeting short-term cash commitments and the Company's cash management. No public securities are classified as cash and cash equivalents.

b) Restricted cash - These are the resources raised by the respective funds that are used exclusively to comply with their regulatory provisions and are not available to the Company.